Related Party and Parties-in-Interest Transactions - Additional Information (Detail) - EBP 011 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 1,540,055,955	$ 1,373,816,047
EBP, Employer, Common Stock [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, investment, number of shares	432,416	477,453
Investments, at fair value	$ 44,974,006	$ 58,758,424
EBP, investment, purchased, number of shares	1,620,322
EBP, investment, sold, number of shares	7,725,624
EBP, change in net asset available for benefit, increase from dividend income on investment	$ 949,536